Unitholders' Equity (Details) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 02, 2017 shares	May 31, 2013 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2012 USD ($) item
Maximum [Member]
Other Ownership Interests [Line Items]
Number of days after quarter end distribution is paid			45 days
Common Units [Member]
Other Ownership Interests [Line Items]
Distributions Per Limited Partnership Unit Outstanding, Basic | $ / shares			$ 0.425
General Partner [Member] | Minimum [Member]
Other Ownership Interests [Line Items]
Distributions entitled by General Partner, Percentage			2.00%
Incentive Distribution, Quarterly Distribution Additional Target Percentage			15.00%
General Partner [Member] | Maximum [Member]
Other Ownership Interests [Line Items]
Incentive Distribution, Quarterly Distribution Additional Target Percentage			50.00%
Class B Units [Member]
Other Ownership Interests [Line Items]
Partnership Units, Conversion Ratio, Quarterly Compounded Rate			0.035
Class B Unit Financing [Member]
Other Ownership Interests [Line Items]
Number of Liquefaction LNG Trains | item				2
Blackstone [Member] | Class B Units [Member]
Other Ownership Interests [Line Items]
Proceeds from sale of partnership common and general partner units | $				$ 1,500
Cheniere [Member] | Class B Units [Member]
Other Ownership Interests [Line Items]
Proceeds from sale of partnership common and general partner units | $		$ 180		$ 500
Additional units purchased, shares		12.0
Cheniere Holdings [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	48.60%
Cheniere Holdings [Member] | Class B Units [Member]
Other Ownership Interests [Line Items]
Class B units converted	45.3
Blackstone [Member] | Cheniere Partners [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	40.30%
Blackstone [Member] | Cheniere Partners [Member] | Class B Units [Member]
Other Ownership Interests [Line Items]
Class B units converted	100.0
Public [Member] | Cheniere Partners [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	9.10%